Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates

Shell share of comprehensive income of joint ventures and associates							$ million
	2017			2016			2015
	Joint ventures	Associates	Total	Joint ventures	Associates	Total	Joint ventures		Associates	Total
Income for the period	2,102	2,123	4,225	2,332	1,213	3,545	908	[A]	2,619	3,527
Other comprehensive income/(loss) for the period	164	6	170	78	(106)	(28)	(73)		33	(40)
Comprehensive income for the period	2,266	2,129	4,395	2,410	1,107	3,517	835		2,652	3,487

[A] Includes an impairment loss of $837 million as a result of changes in the outlook of a joint venture in the Oceania region.

Summary of Carrying Amount of Interests in Joint Ventures and Associates

Carrying amount of interests in joint ventures and associates				$ million
	Dec 31, 2017			Dec 31, 2016
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	15,052	12,875	27,927	20,555	12,700	33,255

Related Parties

Transactions with joint ventures and associates	$ million
	2017	2016	2015
Sales and charges to joint ventures and associates	13,121	24,214	36,548
Purchases and charges from joint ventures and associates	10,680	13,859	26,440

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Summary of Other Arrangements in Respect of Joint Ventures and Associates

These transactions principally comprise sales and purchases of goods and services in the ordinary course of business. Related balances outstanding at December 31, 2017, and 2016, are presented in Notes 11 and 15.

Other arrangements in respect of joint ventures and associates	$ million
	Dec 31, 2017	Dec 31, 2016
Commitments to make purchases from joint ventures and associates	78,837	85,333
Commitments to provide debt or equity funding to joint ventures and associates	1,216	2,703

1        FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2016